September 8, 2006

Supplement

SUPPLEMENT DATED SEPTEMBER 8, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
CLASS X and CLASS Y
Dated May 1,  2006

The following disclosure is hereby added at the end of the section of the Portfolio’s Prospectus titled ‘‘Principal Investment Strategies — Forward Foreign Currency Exchange Contracts’’:

In addition, the Portfolio may use these instruments to modify its exposure to various currency markets. The Portfolio may also enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the section of the Portfolio’s Prospectus titled ‘‘Principal Risks — Forward Foreign Currency Exchange Contracts’’:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD FI 09/06

September 8, 2006

Supplement

SUPPLEMENT DATED SEPTEMBER 8, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE BALANCED GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1,  2006

The following disclosure is hereby added at the end of the section of the Portfolio’s Prospectus titled ‘‘Additional Investment Strategy Information — Forward Foreign Currency Exchange Contracts’’:

The Portfolio may also enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the section of the Portfolio’s Prospectus titled ‘‘Additional Risk Information — Forward Foreign Currency Exchange Contracts’’:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT BG FI 09/06